Condensed consolidated statements of financial position - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 4,071	$ 5,600
Restricted cash and other restricted funds	113	363
Trade accounts receivable and other (including 984 and 269 from related parties at June 30, 2021 and December 31, 2020, respectively)	5,586	3,072
Inventories (note 2)	16,286	12,328
Prepaid expenses and other current assets	3,344	2,281
Assets held for sale (note 3)	0	4,329
Total current assets	29,400	27,973
Non-current assets:
Goodwill and intangible assets	4,557	4,312
Property, plant and equipment and biological assets	30,229	30,622
Investments in associates and joint ventures	9,090	6,817
Other investments	2,292	2,980
Deferred tax assets	7,824	7,866
Other assets	2,032	1,482
Total non-current assets	56,024	54,079
Total assets	85,424	82,052
Current liabilities:
Short-term debt and current portion of long-term debt (note 6)	2,639	2,507
Trade accounts payable and other (including 293 and 272 to related parties at June 30, 2021 and December 31, 2020, respectively)	14,076	11,525
Short-term provisions (note 8)	659	935
Accrued expenses and other liabilities	4,497	4,197
Income tax liabilities	1,045	464
Liabilities held for sale (note 3)	0	3,039
Total current liabilities	22,916	22,667
Non-current liabilities:
Long-term debt, net of current portion (note 6)	6,589	9,815
Deferred tax liabilities	1,958	1,832
Deferred employee benefits	4,528	4,656
Long-term provisions (note 8)	1,952	1,697
Other long-term obligations	1,156	1,148
Total non-current liabilities	16,183	19,148
Total liabilities	39,099	41,815
Equity (note 4):
Equity attributable to the equity holders of the parent	44,165	38,280
Non-controlling interests	2,160	1,957
Total equity	46,325	40,237
Total liabilities and equity	$ 85,424	$ 82,052